Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Assets Measured at Fair Value On a Recurring Basis
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,693	$—	$—	$2,693

	$2,693	$—	$—	$2,693

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$9,763	$—	$—	$9,763

	$9,763	$—	$—	$9,763

Fair Value Measurement Inputs and Valuation Techniques
The following table presents the assumptions and estimates incorporated into the valuation of the Senior Notes at the initial issuance date and the date of extinguishment of December 15, 2023:

	December 15, 2023	Issuance Date
Time to deSPAC closing (in years)	0.16	0.56
Probability of deSPAC closing	90.00%	50.00%
Probability of deSPAC not closing	10.00%	50.00%
Market rate without conversion	32.06%	31.09%
Discount rate	32.10%	15.00%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the change in fair value of the Senior Notes for the year ended December 31, 2023:

Amounts
Balance as of December 31, 2022	$—
Proceeds from issuance of Senior Notes	5,625
Change in fair value of Senior Notes	1,260
Extinguishment of Senior Notes	(6,885)

Balance as of December 31, 2023	$—

ANDRETTI ACQUISITION CORP. [Member]
Summary of Assets Measured at Fair Value On a Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$86,265,079	$239,149,736
Liabilities:
Convertible promissory notes – related party	3	2,450,083	—

Fair Value Measurement Inputs and Valuation Techniques
The estimated fair value of the convertible promissory notes was based on the following significant inputs:

December 31, 2023
Risk-free interest rate	3.84%
Time to Expiration (in years)	5.16
Expected volatility	10.2%
Exercise price	$11.50
Dividend yield	0.00%
Share Price	$10.87
Probability of transaction	90.00%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of the Level 3 convertible promissory notes:

Fair value as of January 1, 2023	$—
Borrowings	2,673,952
Proceeds received in excess of initial fair value of convertible promissory notes	(823,091)
Change in fair value	599,222

Fair value as of December 31, 2023	$2,450,083